CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net income (loss)			$ (46,403)	$ (30,046)
Cash Flows From Financing Activities
Cash and Cash Equivalents, Beginning of Period			30,393
Cash and Cash Equivalents, End of Period			226,377	30,393
Successor [Member]
Cash Flows From Operating Activities
Net income (loss)	$ (9,487)		(46,403)	(30,046)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,784		103,398	26,933
Amortization of deferred financing fees	136		8,331	896
Amortization of deferred community fees	(53)		(1,420)	(404)
Amortization of premium on mortgage notes payable	0		850	344
Non-cash straight line rent	0		(25,932)	(522)
Change in fair value of contingent consideration	0		(1,500)	0
Changes in:
Receivables and other assets, net	(2,039)		(5,131)	(8,773)
Due to affiliates	1,520		989	4,011
Accrued expenses and other liabilities	2,653		13,429	50,093
Net cash provided by (used in) operating activities	(1,486)		46,611	42,532
Cash Flows From Investing Activities
Acquisition of real estate investments	(44,114)		(314,935)	(1,249,167)
Capital expenditures	(297)		(8,538)	(3,502)
Funds reserved for future capital expenditures	0		(3,530)	0
Deposits paid for investments	0		(4,855)	(505)
Net cash provided by (used in) investing activities	(44,411)		(331,858)	(1,253,174)
Cash Flows From Financing Activities
Proceeds from mortgage notes payable	32,125		195,144	904,509
Principal payments of mortgage notes payable	0		(13,736)	(746)
Payment of deferred financing costs	(555)		(2,557)	(40,625)
Purchase of derivative instruments	(244)		0	0
Contributions	27,704		461,218	397,015
Distributions	(3,413)		(158,980)	(28,838)
Issuance of common stock and exercise of options	0		142	0
Net cash provided by (used in) financing activities	55,617		481,231	1,231,315
Net Increase (Decrease) in Cash and Cash Equivalents	9,720		195,984	20,673
Cash and Cash Equivalents, Beginning of Period	0		30,393	9,720
Cash and Cash Equivalents, End of Period	9,720	$ 0	226,377	30,393
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	1,338		45,026	9,252
Cash paid during the period for income taxes	0		1,357	899
Supplemental Schedule of Non-Cash Investing and Financing Activities
Common stock dividend declared but not paid	0		15,276	0
Recognized contingent consideration at fair value	0		50	1,500
Assumption of mortgage notes payable at fair value	0		0	43,128
Issuance of seller financing for acquisition at fair value	0		0	9,407
Contributions of net assets by Newcastle	54,900		0	0
Issuance of common stock and exercise of options	0		$ 23	$ 0
Predecessor [Member]
Cash Flows From Operating Activities
Net income (loss)		2,145
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		1,203
Amortization of deferred financing fees		92
Amortization of deferred community fees		(282)
Amortization of premium on mortgage notes payable		0
Non-cash straight line rent		0
Change in fair value of contingent consideration		0
Changes in:
Receivables and other assets, net		(64)
Due to affiliates		(8)
Accrued expenses and other liabilities		(10)
Net cash provided by (used in) operating activities		3,076
Cash Flows From Investing Activities
Acquisition of real estate investments		0
Capital expenditures		(251)
Funds reserved for future capital expenditures		0
Deposits paid for investments		0
Net cash provided by (used in) investing activities		(251)
Cash Flows From Financing Activities
Proceeds from mortgage notes payable		0
Principal payments of mortgage notes payable		(1,058)
Payment of deferred financing costs		0
Purchase of derivative instruments		0
Contributions		91
Distributions		(1,988)
Issuance of common stock and exercise of options		0
Net cash provided by (used in) financing activities		(2,955)
Net Increase (Decrease) in Cash and Cash Equivalents		(130)
Cash and Cash Equivalents, Beginning of Period	$ 927	1,057
Cash and Cash Equivalents, End of Period		927
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense		2,569
Cash paid during the period for income taxes		0
Supplemental Schedule of Non-Cash Investing and Financing Activities
Common stock dividend declared but not paid		0
Recognized contingent consideration at fair value		0
Assumption of mortgage notes payable at fair value		0
Issuance of seller financing for acquisition at fair value		0
Contributions of net assets by Newcastle		0
Issuance of common stock and exercise of options		$ 0